Leases (Details) - Schedule of Other Information Related to Leases	Jun. 30, 2023	Dec. 31, 2022
Schedule of Other Information Related to Leases [Abstract]
Weighted-average remaining lease term	7 months 20 days	7 months 9 days
Weighted-average discount rate	4.30%	4.30%